1609(c) De-SPAC Projections, Future Performance - De-SPAC, Projection [Axis]: Projections	Nov. 14, 2025
De-SPAC Projection, Future Performance [Line Items]
Projection, SPAC Future Performance Reflects the View of Management or Board of Directors [Flag]	false
Projection, Target Company Future Performance Reflects the View of Management or Board of Directors [Flag]	false
Projection No Longer Reflects the View of SPAC Management or Board of Directors, Purpose and Reasons for any Continued Reliance [Text Block]
Important Limitations and Disclaimers
The Forecasts, including the information, assumptions, measures and metrics (including, without limitation the non-GAAP measures and metrics incorporated therein) underlying the Forecasts and into the information regarding the Forecasts contained herein, were prepared by, and are the responsibility of, the Company management. No representation or warranty is made by the Company, the Sponsor or any of their respective affiliates, directors, officers, advisors or other representatives as to the ultimate performance of the Company compared to the Forecasts. NONE OF THE COMPANY, THE SPONSOR, OR ANY OF THEIR RESPECTIVE AFFILIATES, DIRECTORS, OFFICERS, ADVISORS OR OTHER REPRESENTATIVES HAS MADE OR MAKES ANY REPRESENTATION TO ANY STOCKHOLDER OR ANY OTHER PERSON REGARDING THE FORECASTS OR THAT ANY FINANCIAL OR OPERATING RESULTS WILL BE ACHIEVED. NEITHER THE COMPANY NOR THE SPONSOR INTENDS TO REFER BACK TO THE FORECASTS, INCLUDING THE
NON-GAAP
MEASURES AND METRICS CONTAINED HEREIN AND THEREIN, IN ITS FUTURE PERIODIC REPORTS UNDER THE EXCHANGE ACT.
The Forecasts, including, without limitation, the non-GAAP measures and metrics incorporated therein, should be read together with the other information contained in this proxy statement/prospectus, including the sections entitled “
Risk Factors
,” “
Cautionary Note Regarding Forward-Looking Statements
,” and “
Teamshares Management’s Discussion and Analysis of Financial Condition and Results of Operations
,” as well as the historical financial statements and related notes included elsewhere herein.

Projection No Longer Reflects the View of Target Company Management or Board of Directors, Purpose and Reasons for any Continued Reliance [Text Block]
Important Limitations and Disclaimers
The Forecasts, including the information, assumptions, measures and metrics (including, without limitation the non-GAAP measures and metrics incorporated therein) underlying the Forecasts and into the information regarding the Forecasts contained herein, were prepared by, and are the responsibility of, the Company management. No representation or warranty is made by the Company, the Sponsor or any of their respective affiliates, directors, officers, advisors or other representatives as to the ultimate performance of the Company compared to the Forecasts. NONE OF THE COMPANY, THE SPONSOR, OR ANY OF THEIR RESPECTIVE AFFILIATES, DIRECTORS, OFFICERS, ADVISORS OR OTHER REPRESENTATIVES HAS MADE OR MAKES ANY REPRESENTATION TO ANY STOCKHOLDER OR ANY OTHER PERSON REGARDING THE FORECASTS OR THAT ANY FINANCIAL OR OPERATING RESULTS WILL BE ACHIEVED. NEITHER THE COMPANY NOR THE SPONSOR INTENDS TO REFER BACK TO THE FORECASTS, INCLUDING THE
NON-GAAP
MEASURES AND METRICS CONTAINED HEREIN AND THEREIN, IN ITS FUTURE PERIODIC REPORTS UNDER THE EXCHANGE ACT.
The Forecasts, including, without limitation, the non-GAAP measures and metrics incorporated therein, should be read together with the other information contained in this proxy statement/prospectus, including the sections entitled “
Risk Factors
,” “
Cautionary Note Regarding Forward-Looking Statements
,” and “
Teamshares Management’s Discussion and Analysis of Financial Condition and Results of Operations
,” as well as the historical financial statements and related notes included elsewhere herein.